MATERIAL ACCOUNTING POLICIES, Change in Accounting Policies (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in accounting policies [Abstract]
Net income	S/ 5,623,252	S/ 4,959,878	S/ 4,760,110
IFRS 17 [Member]
Changes in accounting policies [Abstract]
Increase (decrease) in equity			15,500	S/ (210,800)
Net income			S/ 14,700